Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income	$ 2,427	$ 2,418
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	1,315	883
Amortization of core deposit intangible	282	142
Accretion of loan discount and deposit premium, net	(1,245)	(1,047)
Bargain purchase gain	0	(891)
Increase in (reduction of) loan loss provision	217	(5)
Deferred income taxes	2,891	1,154
Net realized gains on securities	(242)	(364)
Accretion of discount on securities, net of amortization of premiums	671	602
Deferred compensation	(50)	(77)
Net realized loss on foreclosed assets	23	37
Life insurance income	0	(97)
Changes in assets and liabilities:
Cash value of life insurance	(444)	(382)
Accrued interest receivable	(5)	100
Other assets	(4,127)	(209)
Accrued interest payable	(11)	(147)
Other liabilities	(1,604)	1,462
Net cash provided by operating activities	98	3,579
Activity in available for sale securities:
Purchases	(1,914)	(17,881)
Sales	8,664	55,115
Maturities/calls/paydowns	4,893	14,349
Sales (purchases) or restricted equity securities	(239)	1,131
Net increase in loans	(12,070)	(12,105)
Proceeds from life insurance contracts	0	321
Proceeds from the sale of foreclosed assets	47	326
Purchases of property and equipment, net of sales	(991)	(674)
Cash received in business combination	0	11,698
Net cash (used in) provided by investing activities	(1,610)	52,280
Cash flows from financing activities
Net (decrease) increase in deposits	(10,718)	472
Net decrease in borrowings	0	(28,000)
Cash paid for fractional shares	0	(5)
Dividends paid	(803)	(473)
Net cash used in financing activities	(11,521)	(28,006)
Net (decrease) increase in cash and cash equivalents	(13,033)	27,853
Cash and cash equivalents, beginning	35,908	8,055
Cash and cash equivalents, ending	22,875	35,908
Supplemental disclosure of cash flow information
Interest paid	1,485	1,840
Taxes paid	70	320
Supplemental disclosure of noncash investing activities
Effect on equity of change in net unrealized loss on available for sale securities	136	(458)
Effect on equity of change in unfunded pension liability	(44)	(172)
Transfers of loans to foreclosed properties	0	25
Business combinations
Assets acquired	0	253,135
Liabilities assumed	0	228,744
Net assets	0	24,391
Bargain purchase gain	0	891
Stock issued to acquire Cardinal Bankshares Corp.	$ 0	$ 23,500